Non-Controlling Interests	12 Months Ended
Dec. 31, 2011
Non-Controlling Interests [Abstract]
Non-Controlling Interests

11 Non-controlling interests

The share of non-controlling interests in the results of the Company amounted to a profit of $46 million in 2011 (2010: profit of $50 million; 2009: profit of $14 million).

As of December 31, 2011, the balance of non-controlling interests totaled $212 million (2010: $233 million).

Non-controlling interests predominantly relate to the shareholding in SSMC.